Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 553,956	¥ 472,758
Loans, current		117,571,069	116,369,874
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	118,125,025	116,842,632
Loans, greater than 90 days past due and accruing		13,273	16,007
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		290,028	257,330
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		263,928	215,428
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		36,186	42,199
Loans, current		51,065,992	50,809,612
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	51,102,178	50,851,811
Loans, greater than 90 days past due and accruing		4,720	6,900
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		9,215	11,551
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		26,971	30,648
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,582	4,633
Loans, current		11,369,292	11,142,730
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	11,372,874	11,147,363
Loans, greater than 90 days past due and accruing		620
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		820	1,597
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,762	3,036
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		243	278
Loans, current		731,525	716,967
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	731,768	717,245
Loans, greater than 90 days past due and accruing			1
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		143	218
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		100	60
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,180	6,290
Loans, current		11,997,339	11,642,629
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	12,001,519	11,648,919
Loans, greater than 90 days past due and accruing		1,181	2,524
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		880	2,034
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,300	4,256
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,720	1,347
Loans, current		2,569,143	2,629,879
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	2,570,863	2,631,226
Loans, greater than 90 days past due and accruing		5	1
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		812	778
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		908	569
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,201	5,181
Loans, current		7,492,640	7,633,605
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	7,497,841	7,638,786
Loans, greater than 90 days past due and accruing		19	62
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,598	2,791
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,603	2,390
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		54	21
Loans, current		5,160,429	5,208,420
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	5,160,483	5,208,441
Loans, greater than 90 days past due and accruing
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		54	21
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		393	1,169
Loans, current		1,571,740	1,509,197
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,572,133	1,510,366
Loans, greater than 90 days past due and accruing
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		336	411
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		57	758
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,060	13,402
Loans, current		8,659,189	8,741,590
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	8,672,249	8,754,992
Loans, greater than 90 days past due and accruing		97
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		171	365
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		12,889	13,037
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,753	9,878
Loans, current		1,514,695	1,584,595
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,522,448	1,594,473
Loans, greater than 90 days past due and accruing		2,798	4,312
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,455	3,357
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,298	6,521
Commercial [Member] | Foreign [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		33,475	30,874
Loans, current		35,450,162	36,062,350
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	35,483,637	36,093,224
Loans, greater than 90 days past due and accruing		164	236
Commercial [Member] | Foreign [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		9,927	10,881
Commercial [Member] | Foreign [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		23,548	19,993
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		63,847	79,301
Loans, current		13,248,278	13,641,449
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	13,312,125	13,720,750
Loans, greater than 90 days past due and accruing		6,288	6,584
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		48,404	62,686
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		15,443	16,615
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		44,732	47,771
Loans, current		518,008	527,421
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	562,740	575,192
Loans, greater than 90 days past due and accruing
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		14,735	17,203
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		29,997	30,568
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		45,487	39,523
Loans, current		9,603,339	9,557,501
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	9,648,826	9,597,024
Loans, greater than 90 days past due and accruing		2,101	2,287
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		31,052	28,696
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		14,435	10,827
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		289,439	233,090
Loans, current		6,616,104	5,771,541
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	6,905,543	6,004,631
Loans, greater than 90 days past due and accruing
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		160,253	126,313
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		129,186	¥ 106,777
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		40,790
Loans, current		1,069,186
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,109,976
Loans, greater than 90 days past due and accruing
Other [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,442
Other [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 24,348

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.